Derivatives and Hedging, Offsetting Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of Derivative Liabilities [Line Items]
Unrealized currency loss		$ 0
Total net unrealized gain on open contracts		0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(3,112,070)	(3,080,139)
Gross Amounts Offset in the Statement of Financial Condition	3,112,070	3,080,139
Net Amounts Presented in the Statement of Financial Condition	0	0
Unrealized currency loss	(669,947)	(689,577)
Total net unrealized gain on open contracts	5,792,535	6,652,432
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(1,519,724)	(3,011,012)
Gross Amounts Offset in the Statement of Financial Condition	1,519,724	3,011,012
Net Amounts Presented in the Statement of Financial Condition	0	0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(1,592,346)	(69,127)
Gross Amounts Offset in the Statement of Financial Condition	1,592,346	69,127
Net Amounts Presented in the Statement of Financial Condition	0	0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(2,474,987)	(1,460,038)
Gross Amounts Offset in the Statement of Financial Condition	2,474,987	1,460,038
Net Amounts Presented in the Statement of Financial Condition	0	0
Unrealized currency loss	(3,465,597)	(3,447,831)
Total net unrealized gain on open contracts	604,870	1,225,590
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(797,767)	(1,139,524)
Gross Amounts Offset in the Statement of Financial Condition	797,767	1,139,524
Net Amounts Presented in the Statement of Financial Condition	0	0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(1,677,220)	(320,514)
Gross Amounts Offset in the Statement of Financial Condition	1,677,220	320,514
Net Amounts Presented in the Statement of Financial Condition	$ 0	$ 0